UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06083

Name of Registrant:	Vanguard Ohio Tax-Free Funds
Address of Registrant:	P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2024—May 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Ohio Long-Term Tax-Exempt Fund Investor Shares - VOHIX

Vanguard Ohio Long-Term Tax-Exempt Fund

Investor Shares (VOHIX)

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard Ohio Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$1,326
Number of Portfolio Holdings	835
Portfolio Turnover Rate	10%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	6.4%
1 to 3 Years	2.5%
3 to 5 Years	3.2%
5 to 10 Years	9.7%
10 to 20 Years	37.4%
20 to 30 Years	31.3%
Greater than 30 Years	8.9%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR97

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2025
Vanguard Ohio Long-Term Tax-Exempt Fund

Contents
Financial Statements	1

Ohio Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.3%)
Ohio (97.7%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	495	519
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	130	137
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	600	632
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	555	549
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,600	1,553
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,750	2,636
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,185	2,056
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	250	231
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	5,765	5,115
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/41	500	502
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,000	1,790
[1]	Akron City School District COP	5.000%	8/1/53	1,000	1,004
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/30	535	538
	Akron OH Income Tax Revenue	4.000%	12/1/28	285	290
	Akron OH Income Tax Revenue	3.000%	12/1/29	1,820	1,790
	Akron OH Income Tax Revenue	4.000%	12/1/29	610	620
	Akron OH Income Tax Revenue	3.000%	12/1/30	1,870	1,827
	Akron OH Income Tax Revenue	4.000%	12/1/30	405	417
	Akron OH Income Tax Revenue	3.000%	12/1/31	1,075	1,042
	Akron OH Income Tax Revenue	4.000%	12/1/31	1,500	1,516
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	378
	Akron OH Income Tax Revenue	5.000%	12/1/31	900	901
	Akron OH Income Tax Revenue	3.000%	12/1/32	1,655	1,580
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,315	1,327
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,285	1,308
	Akron OH Income Tax Revenue	4.000%	12/1/33	120	121
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,325	1,343
	Akron OH Income Tax Revenue	4.000%	12/1/36	655	652
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,350	2,470
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,900	1,832
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,800	4,557
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	1,000	1,048
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	1,000	923
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	9,000	9,353
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	8,925	7,734
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	3.050%	6/2/25	4,800	4,800
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/31	1,415	1,348
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/40	4,325	3,620
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/35	180	180
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/36	225	224
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/37	300	294
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/38	375	360
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	450	423
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/40	250	229
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/29	100	101
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/48	1,325	1,339
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/38	1,000	971
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/30	1,250	1,262
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,380
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/33	100	106
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/39	1,500	1,591
	Apollo Joint Vocational School District GO	5.000%	12/1/29	1,195	1,244
	Apollo Joint Vocational School District GO	5.000%	12/1/30	365	380
	Apollo Joint Vocational School District GO	4.000%	12/1/35	1,470	1,473
	Apollo Joint Vocational School District GO	4.000%	12/1/36	1,000	996
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/41	1,790	1,681
	Athens City School District GO	4.000%	12/1/29	745	769
	Athens City School District GO	4.000%	12/1/30	380	390
	Athens City School District GO	4.000%	12/1/31	400	409
	Athens City School District GO	3.250%	12/1/48	2,000	1,498

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Athens City School District GO	5.000%	12/1/49	1,750	1,773
	Beachwood City School District GO	5.000%	12/1/48	2,000	2,039
[3,4]	Bedford City School District GO	5.500%	12/1/58	2,000	2,034
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/46	1,085	803
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/47	1,120	818
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/49	950	672
	Big Walnut Local School District GO	5.000%	12/1/42	920	930
	Big Walnut Local School District GO	3.250%	12/1/48	2,975	2,218
	Big Walnut Local School District GO	3.500%	12/1/55	290	215
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,110	2,179
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,000	1,981
	Bowling Green State University College & University Revenue	5.000%	6/1/28	300	311
	Bowling Green State University College & University Revenue	5.000%	6/1/29	435	450
	Bowling Green State University College & University Revenue	5.000%	6/1/33	600	643
	Bowling Green State University College & University Revenue	5.000%	6/1/37	700	734
	Bowling Green State University College & University Revenue	4.000%	6/1/38	500	490
	Bowling Green State University College & University Revenue	4.000%	6/1/39	800	774
	Bowling Green State University College & University Revenue	5.000%	6/1/42	2,750	2,774
[3]	Brunswick City School District GO	0.000%	12/1/35	200	127
[3]	Brunswick City School District GO	0.000%	12/1/36	200	120
[3]	Brunswick City School District GO	5.250%	12/1/53	1,000	1,026
[3]	Brunswick City School District GO	5.500%	12/1/60	2,785	2,892
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,500	1,560
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,250	3,350
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,065	2,118
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,000	1,901
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	2,350	2,197
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	7,030	6,487
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	5,690	3,968
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	20,320	16,973
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	1,010	986
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,075	1,042
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	1,215	1,140
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,000	927
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	100	97
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	135	130
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	190	181
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/35	195	183
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	200	185
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/37	210	192
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/38	215	194
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	230	204
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/40	235	205
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	245	211
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	1,200	917
	Butler County Transportation Improvement District Tax Increment/Allocation Revenue	4.000%	12/1/28	2,200	2,209
	Canton City School District GO	5.000%	12/1/43	1,555	1,600
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	380	381
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,500	1,455
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	600	521
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	453
[5]	Chillicothe OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	1,590	1,414
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/31	500	512
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/32	400	409
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/33	400	408
	Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/34	565	545
	Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/35	670	646
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/36	445	427
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/37	1,000	948
	Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/38	700	655
	Cincinnati OH GO	4.000%	12/1/30	500	510
	Clark Shawnee Local School District GO	4.000%	11/1/31	400	406
	Clark Shawnee Local School District GO	4.000%	11/1/32	660	668
	Clark Shawnee Local School District GO	4.000%	11/1/34	860	866
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/28	150	158
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/29	210	220
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/32	545	567
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/34	760	787
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/35	925	926
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/36	1,000	1,028

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/37	595	609
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/38	825	841
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/31	530	537
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,775	1,785
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	500	501
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,200	2,175
	Cleveland Heights & University Heights City School District GO	3.500%	12/1/51	225	171
	Cleveland OH GO	3.000%	12/1/31	1,500	1,447
	Cleveland OH GO	4.000%	12/1/31	385	396
	Cleveland OH GO	3.000%	12/1/32	1,825	1,733
	Cleveland OH GO	5.000%	12/1/32	225	235
	Cleveland OH GO	3.000%	12/1/33	990	921
	Cleveland OH GO	3.000%	12/1/35	750	677
	Cleveland OH GO	3.000%	12/1/36	795	705
	Cleveland OH GO	5.000%	12/1/40	1,000	1,057
	Cleveland OH GO	5.000%	12/1/41	860	903
	Cleveland OH GO	5.000%	12/1/42	775	816
	Cleveland OH GO	5.000%	12/1/43	250	261
	Cleveland OH GO	3.000%	12/1/49	2,370	1,720
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	306
	Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	517
	Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	517
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	700	628
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	471
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	419
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	1,725	1,411
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	1,290	1,033
	Cleveland OH Income Tax Revenue	3.000%	10/1/45	3,420	2,565
	Cleveland OH Income Tax Revenue	3.000%	10/1/46	1,710	1,271
	Cleveland OH Income Tax Revenue	2.000%	10/1/47	1,000	551
	Cleveland State University College & University Revenue	5.000%	6/1/27	205	207
	Cleveland-Cuyahoga County Port Authority Lease (Appropriation) Revenue (Administrative Headquarters Project)	5.000%	7/1/37	1,820	1,984
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	680	680
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	3,020	3,022
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/39	4,975	4,748
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/44	2,500	2,225
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/26	265	270
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/30	1,530	1,624
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/31	1,605	1,716
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/32	1,690	1,810
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/33	1,780	1,896
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/52	6,010	6,131
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/33	250	268
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/35	300	318
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/37	300	297
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/40	350	327
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/46	1,150	987
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/51	1,100	905
	Columbus City School District GO	5.000%	12/1/42	450	454
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	2,000	1,553
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Magnolia Trace II Project)	5.750%	8/1/36	1,500	1,585
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/34	2,245	2,206
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/34	2,650	2,532
	Columbus OH GO	4.000%	7/1/30	1,200	1,200
	Columbus OH GO	5.000%	4/1/37	3,835	4,077
	Columbus OH GO	5.000%	8/15/39	4,000	4,377
	Columbus OH GO	5.000%	8/15/42	3,000	3,190
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/42	500	521
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/43	500	519
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/50	3,500	3,628
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/55	4,200	4,326
	Columbus-Franklin County Finance Authority	4.375%	6/1/43	5,000	4,714
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	4.820%	11/1/43	3,000	2,954

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	5.125%	1/1/44	3,000	2,991
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	4.460%	11/1/44	2,000	1,916
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/27	2,000	2,040
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	150	153
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/30	335	358
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/32	700	742
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/39	1,345	1,274
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	6,810	5,087
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,000	2,128
	Copley-Fairlawn City School District GO	5.000%	12/1/44	2,140	2,157
	Cuyahoga Community College District GO	5.000%	12/1/37	55	56
	Cuyahoga County OH GO	3.000%	12/1/36	1,050	929
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	200	203
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	505	502
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	4,809
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	1,975	1,928
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	1,050	1,017
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/29	405	414
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/31	500	509
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/33	500	505
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.000%	12/1/31	1,000	863
[6]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	3,410	3,410
[6]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	2,170	2,183
	Dayton OH Water System Water Revenue	4.000%	12/1/29	265	269
	Dayton OH Water System Water Revenue	4.000%	12/1/30	200	203
	Dayton OH Water System Water Revenue	4.000%	12/1/31	280	283
	Dayton OH Water System Water Revenue	4.000%	12/1/32	300	303
	Dayton OH Water System Water Revenue	4.000%	12/1/34	970	977
	Delaware County OH Sales Tax Supported Sales Tax Revenue	3.500%	12/1/31	2,750	2,750
	Delhi Township OH GO	4.000%	12/1/29	150	154
	Delhi Township OH GO	4.000%	12/1/30	160	165
	Delhi Township OH GO	4.000%	12/1/32	310	316
	Delhi Township OH GO	4.000%	12/1/33	400	406
	Delhi Township OH GO	4.000%	12/1/34	815	821
	Delhi Township OH GO	4.000%	12/1/35	430	431
	Delhi Township OH GO	4.000%	12/1/36	320	318
[2,7]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.300%	6/2/25	11,555	11,555
	Dublin City School District GO	5.000%	12/1/43	700	737
	Dublin City School District GO	5.000%	12/1/44	800	839
	Dublin OH GO	5.000%	12/1/31	500	527
	Dublin OH GO	5.000%	12/1/32	550	578
	Dublin OH GO	3.000%	12/1/35	25	23
	Dublin OH GO	3.000%	12/1/36	990	878
	East Knox Local School District GO	3.000%	11/1/56	1,045	691
	Elyria OH GO	4.000%	12/1/25	470	472
	Elyria OH GO	4.000%	12/1/31	225	226
	Elyria OH GO	4.000%	12/1/32	280	281
	Elyria OH GO	4.000%	12/1/33	440	442
	Euclid City School District GO	4.750%	1/15/54	645	599
	Fairborn City School District GO	3.000%	12/1/55	7,320	4,863
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/28	150	154
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/31	110	112
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/32	125	127
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/34	175	176
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/35	175	176
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/37	290	285
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/40	1,000	818
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/45	2,000	1,532
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/50	2,640	1,888
	Fairfield County OH GO	2.000%	12/1/41	800	501
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/45	4,210	3,226
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/49	3,365	2,442
[5]	Fayette County OH Health, Hospital, Nursing Home Revenue	5.250%	12/1/45	10,220	10,443
	Franklin City School District GO	3.000%	11/1/40	400	327
	Franklin City School District GO	3.000%	11/1/50	1,500	1,062
	Franklin City School District GO	3.000%	11/1/57	6,180	4,161
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/29	800	820

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/32	565	575
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/35	500	503
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/36	1,360	1,363
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/38	620	608
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/39	515	499
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/51	8,560	7,603
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/38	1,000	1,076
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/39	1,000	1,068
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/40	1,000	1,060
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/42	4,000	4,148
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/26	200	206
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/28	500	533
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/29	530	572
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/32	135	143
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/34	100	105
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	4.000%	12/1/40	1,225	1,158
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	485	451
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,585	2,187
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	7/1/41	1,500	1,500
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	3,355	2,957
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	2,780	2,597
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	530	525
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	5,000	4,426
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	800	805
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	5,500	5,648
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,900	4,139
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	1,100	959
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.000%	6/2/25	13,445	13,445
	Franklin County OH Sales Tax Revenue	5.000%	6/1/37	1,155	1,187
	Franklin County OH Sales Tax Revenue	5.000%	6/1/38	2,500	2,558
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	8,000	8,079
[8]	Freddie Mac Pool	3.750%	10/1/38	4,318	4,152
[8]	Freddie Mac Pool	4.250%	6/1/41	1,994	1,895
	Fremont City School District GO	5.000%	1/15/40	200	201
[1]	Gahanna-Jefferson City School District GO	3.000%	12/1/57	3,565	2,324
	Grandview Heights City School District GO	5.000%	12/1/54	3,650	3,723
	Grandview Heights City School District GO	3.125%	12/1/55	245	171
	Grandview Heights City School District GO	4.250%	12/1/55	2,380	2,099
	Grandview Heights City School District GO	5.000%	12/1/58	2,390	2,436
	Great Oaks Career Campuses Board of Education COP	4.000%	12/1/29	500	520
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/37	1,085	935
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/41	2,000	1,593
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	4,975	3,799
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/46	7,065	5,309
	Greene County Port Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/59	3,000	2,731
	Greene County Vocational School District GO	5.000%	12/1/29	300	316
	Greene County Vocational School District GO	4.000%	12/1/34	700	705
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,000	1,061
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/37	2,000	2,024
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,034
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,515	1,559
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	2,000	1,987
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	2,620	2,624
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/43	1,000	1,011
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/45	1,000	1,002
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	6,680	5,323
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,500	2,916
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/50	2,945	2,314
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	2,500	2,348

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/51	2,255	2,218
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	3,000	3,057
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,310	1,311
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/36	2,750	2,757
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/42	4,655	4,554
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	850	806
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	3,400	3,246
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/51	2,210	2,068
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.100%	6/2/25	4,360	4,360
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	2.000%	6/5/25	5,800	5,800
[1,9]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/27	370	340
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	2,110	2,121
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/49	3,230	3,330
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/30	200	205
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/34	400	404
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/36	350	351
	Hilliard OH Income Tax Revenue	5.000%	12/1/38	1,655	1,768
	Hilliard OH Income Tax Revenue	5.000%	12/1/40	1,825	1,934
	Hilliard OH Income Tax Revenue	5.000%	12/1/41	1,915	2,016
	Hilliard OH Income Tax Revenue	5.000%	12/1/42	510	533
	Hilliard OH Income Tax Revenue	5.000%	12/1/58	10,000	10,052
	Hilliard School District GO	5.000%	12/1/54	750	765
[3]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/34	1,235	1,236
[3]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/39	1,325	1,251
	Hudson OH City School District GO	4.000%	12/1/33	420	421
	Indian Hill Exempted Village School District GO	2.000%	12/1/40	1,250	822
	Indian Hill Exempted Village School District GO	2.125%	12/1/41	1,265	824
	Kenston Local School District GO	0.000%	12/1/27	1,100	1,012
	Kent City School District GO	3.000%	12/1/40	1,000	816
	Kent State University College & University Revenue	5.000%	5/1/29	100	107
	Kent State University College & University Revenue	5.000%	5/1/30	175	189
	Kent State University College & University Revenue	5.000%	5/1/31	175	189
	Kent State University College & University Revenue	5.000%	5/1/32	150	161
	Kent State University College & University Revenue	5.000%	5/1/33	250	267
	Kent State University College & University Revenue	5.000%	5/1/34	315	335
	Kent State University College & University Revenue	5.000%	5/1/35	350	371
	Kent State University College & University Revenue	5.000%	5/1/36	400	422
	Kent State University College & University Revenue	5.000%	5/1/37	225	236
	Kent State University College & University Revenue	5.000%	5/1/38	300	312
	Kent State University College & University Revenue	5.000%	5/1/38	1,300	1,408
	Kent State University College & University Revenue	5.000%	5/1/39	300	311
	Kent State University College & University Revenue	5.000%	5/1/40	450	464
	Kent State University College & University Revenue	5.000%	5/1/45	1,300	1,318
	Kent State University College & University Revenue	5.000%	5/1/50	1,620	1,635
	Kettering City School District COP	5.000%	12/1/31	260	273
	Kettering City School District COP	4.000%	12/1/33	270	273
	Kettering City School District COP	4.000%	12/1/35	375	376
	Kettering City School District COP	3.375%	12/1/46	295	236
[1]	Kettering City School District GO	5.250%	12/1/31	1,000	1,058
	Kings Local School District GO	5.500%	12/1/62	3,760	3,927
	Lake Local School District OH Wood County GO	4.000%	12/1/58	7,000	5,580
	Lakewood City School District GO	4.000%	11/1/30	235	240
	Lakewood City School District GO	4.000%	11/1/31	440	446
	Lakewood City School District GO	4.000%	11/1/32	245	247
	Lakewood City School District GO	4.000%	11/1/33	375	378
	Lakewood City School District GO	4.000%	11/1/34	380	381
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/29	240	251
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/29	285	300
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/30	280	295
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/30	285	301
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/30	9,665	10,096
	Lexington Local School District GO	3.000%	10/1/44	490	368
	Liberty Community Infrastructure Financing Authority Special Assessment Revenue	3.125%	12/1/46	250	180
	Liberty-Benton Local School District GO	3.000%	11/1/54	2,000	1,400
	Licking Heights Local School District GO	4.500%	10/1/51	1,900	1,758
	Licking Heights Local School District GO	3.500%	10/1/54	200	150
	Licking Heights Local School District GO	5.500%	10/1/59	6,565	6,724
	Logan Elm Local School District GO	4.000%	11/1/55	975	828
[1]	Lucas County OH Health, Hospital, Nursing Home Revenue	4.125%	11/15/42	480	435
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	1,350	1,090

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	1,850	1,779
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/28	100	99
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/29	100	99
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/30	200	196
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/35	800	727
	Mahoning County OH Sewer System Sewer Revenue	2.125%	12/1/40	100	67
	Mariemont City School District GO	3.000%	12/1/34	555	509
	Medina County OH GO	4.000%	12/1/29	165	166
	Medina County OH GO	4.000%	12/1/31	160	161
	Medina County OH GO	3.000%	12/1/35	270	242
	Medina County OH GO	3.000%	12/1/37	500	430
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	100	105
	Miami Trace Local School District GO, Prere.	5.000%	12/1/25	2,230	2,253
	Miami University OH College & University Revenue	5.000%	9/1/31	640	697
	Miami University OH College & University Revenue	5.000%	9/1/36	685	732
	Miami University OH College & University Revenue	4.000%	9/1/45	2,315	2,079
	Miami Valley Career Technology Center GO	4.000%	12/1/33	725	732
	Miami Valley Career Technology Center GO	5.000%	12/1/44	4,550	4,593
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,630	1,456
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	550	493
[3]	Midview Local School District COP	4.000%	11/1/28	810	832
[3]	Midview Local School District COP	4.000%	11/1/29	870	896
	Milford Exempted Village School District GO	4.000%	12/1/34	300	304
	Milford Exempted Village School District GO	4.000%	12/1/35	250	252
	Milford Exempted Village School District GO	4.000%	12/1/36	150	151
	Milford Exempted Village School District GO	4.000%	12/1/37	250	249
	Milford Exempted Village School District GO	4.000%	12/1/39	135	132
	Milford Exempted Village School District GO	4.000%	12/1/40	225	219
	Milford Exempted Village School District GO	4.000%	12/1/41	385	371
	Milford Exempted Village School District GO	4.000%	12/1/42	200	188
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,130	1,155
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	230	240
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	521
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,000	2,070
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	175	187
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	300	314
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	1,530	1,242
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	450	437
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,950	1,902
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	386
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,000	964
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	270	277
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	4,060	3,234
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	3,000	2,847
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,995	1,855
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	4,130	3,593
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	1,000	836
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	4,375	3,782
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	1,700	1,141
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,280	1,909
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,925	2,452
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/54	2,000	1,977
	Muskingum County OH GO	4.000%	12/1/49	1,755	1,560
	Muskingum County OH GO	4.000%	12/1/60	2,000	1,688
	New Albany Plain Local School District GO	5.250%	12/1/59	2,000	2,090
	New Albany Plain Local School District GO	4.250%	12/1/61	1,000	910
	North Canton City School District GO	3.000%	11/1/56	2,060	1,398
	North Olmsted City School District GO	4.125%	10/15/53	2,000	1,777
	North Ridgeville City School District GO	5.250%	12/1/54	1,090	1,106
	North Ridgeville City School District GO	5.500%	12/1/57	1,060	1,084
	North Ridgeville City School District GO	4.500%	12/1/61	2,500	2,266
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	325	327
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	100	102
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	100	104
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/29	230	241
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/30	150	158
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/35	750	720
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/40	1,990	1,527
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/45	450	377
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	205	164

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/29	785	808
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/34	790	797
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/55	3,750	3,178
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/30	100	103
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/31	200	205
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/32	260	266
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/33	180	183
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/34	250	229
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/35	380	344
	Ohio (Voting System Acquisition Project) COP	5.000%	9/1/29	220	238
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	12,600	12,691
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/29	2,000	1,942
	Ohio Appropriations Revenue	5.000%	12/15/26	1,035	1,067
	Ohio Auto Parking Revenue	3.125%	11/15/34	435	406
	Ohio Auto Parking Revenue	3.375%	11/15/39	2,020	1,775
	Ohio GO	5.000%	3/1/33	100	110
	Ohio GO	5.000%	5/1/36	1,255	1,284
	Ohio GO	5.000%	3/1/39	500	527
	Ohio GO	5.000%	3/1/42	3,000	3,176
	Ohio GO	5.000%	5/1/42	5,000	5,296
	Ohio GO	5.000%	3/1/43	3,000	3,154
	Ohio GO	5.000%	5/1/43	5,000	5,262
	Ohio GO	5.000%	3/1/44	10,000	10,508
	Ohio GO	5.000%	5/1/44	5,000	5,218
	Ohio GO	5.000%	5/1/45	5,000	5,197
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	155	169
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	125	129
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	35	35
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	100	107
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,266
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	500	532
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/37	1,000	1,036
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,670	1,558
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,740	2,518
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	2,395	2,247
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,310	1,164
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	2,000	1,974
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,500	2,319
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	850	625
[3]	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	1,500	1,128
	Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/46	3,000	2,432
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/46	1,060	766
	Ohio Health, Hospital, Nursing Home Revenue	2.250%	1/1/49	8,000	4,649
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	17,580	14,425
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.900%	6/2/25	3,200	3,200
	Ohio Higher Educational Facility Commission Auto Parking Revenue (University Circle Inc. Project)	5.000%	1/15/50	2,500	2,488
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	105	109
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/30	600	627
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/31	2,040	2,084
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/35	150	153
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/41	4,000	4,001
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/42	450	452
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	1,500	1,352
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.750%	9/1/37	2,605	2,660
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	6.000%	9/1/52	1,250	1,244
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/38	1,225	1,247
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	950	950
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2017 Project)	5.250%	11/1/46	1,500	1,511
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/36	720	632
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/37	720	617
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/38	300	287
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/39	300	284
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/40	500	470
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/50	4,250	2,888
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/48	1,000	1,027
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/53	2,000	2,029
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2025 Project)	5.000%	2/1/41	1,400	1,461
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/44	1,000	1,010
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/47	1,940	1,551

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/52	7,300	5,586
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/45	1,000	813
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2020 Project)	4.000%	7/1/44	1,300	1,142
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/36	3,500	3,770
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/30	300	309
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/31	550	565
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/32	275	282
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/26	475	488
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/28	1,140	1,199
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/29	1,015	1,080
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/30	740	783
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/31	200	211
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	4.000%	10/1/49	2,180	1,748
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/46	1,975	1,583
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/34	2,875	2,811
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/39	4,890	4,536
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/44	1,980	1,753
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/39	2,895	2,744
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/44	2,890	2,613
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2018 Project)	5.000%	12/1/28	200	210
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/33	130	138
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/34	875	926
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/35	800	842
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	4.000%	2/1/36	250	251
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/37	250	212
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	4.000%	2/1/38	925	911
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/40	400	320
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	4.000%	2/1/41	680	631
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/42	640	492
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	4.000%	2/1/52	2,125	1,766
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/37	595	567
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/38	170	159
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/39	930	857
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/40	600	542
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/41	935	950
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/45	790	777
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/54	4,005	3,934
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	935	938
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	975	982
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,015	1,025
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,055	1,067
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,000	1,011
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	375	378
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	420	414
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	932
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,310	1,248
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,325	1,229
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	350	296
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/47	2,150	2,136
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	3,600	3,234
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/52	5,000	4,913
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	2.900%	6/2/25	6,350	6,350

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission Local or Guaranteed Housing Revenue (Baldwin Wallace University 2022 Project)	6.000%	12/1/52	2,000	2,000
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	7/1/25	1,315	1,315
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	9/1/25	935	939
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.910%	11/1/36	1,922	1,846
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.550%	4/1/41	2,000	1,965
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	9/1/46	5,740	3,972
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	7.000%	3/1/49	1,350	1,561
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	7.500%	3/1/49	1,000	1,194
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	740	733
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/51	1,575	958
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	2,785	2,736
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	12,045	12,412
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	3/1/54	6,940	7,298
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	9/1/54	1,755	1,676
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	3/1/55	1,065	1,150
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	3,205	3,468
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	3,720	4,045
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	3,000	3,275
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	9/1/55	3,000	2,836
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/56	2,885	3,163
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.750%	9/1/50	2,955	2,954
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	2.450%	9/1/37	5,060	3,930
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.500%	3/1/47	650	653
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.000%	3/1/48	1,525	1,525
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/52	2,920	2,873
[6]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/27	1,890	1,898
[6]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	8/1/25	3,916	3,925
[6]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,665	2,685
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	1,000	1,017
[6]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/27	740	741
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/36	1,000	1,026
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/37	115	118
	Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	12/1/29	1,120	1,166
	Ohio Lease (Appropriation) Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/28	160	170
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/36	2,045	2,088
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/38	5,585	5,833
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/40	4,000	4,138
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/41	750	776
	Ohio Special Obligation Revenue (Cultural & Sports Facilities Building Fund Projects)	5.000%	4/1/27	200	207
	Ohio State University College & University Revenue	4.000%	12/1/39	2,230	2,162
	Ohio State University College & University Revenue	4.000%	12/1/40	4,000	3,858
	Ohio State University College & University Revenue	4.000%	12/1/43	2,000	1,841
	Ohio State University College & University Revenue	4.000%	12/1/48	5,000	4,405
	Ohio State University College & University Revenue	2.500%	12/1/51	3,450	2,025
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	5.250%	12/1/46	11,155	11,686
	Ohio State University College & University Revenue VRDO	1.850%	6/4/25	1,150	1,150
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	125	132
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	865	908
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/34	500	565
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	1,825	1,162
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	7,975	4,799
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	9,615	5,437
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/38	430	463
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	3,355	3,587
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	3,155	1,567
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	1,500	626
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	2,000	2,065
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	7,905	8,125
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/37	1,210	1,211
	Ohio University College & University Revenue	5.250%	12/1/54	3,685	3,818
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/35	135	147
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/31	105	113
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	1,125	1,181
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/39	5,025	5,227

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	4,000	4,217
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	2,285	2,319
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/37	125	126
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	8,105	8,547
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	2,705	2,814
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/41	125	122
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/42	6,980	7,386
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/42	1,980	2,100
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/43	3,000	3,158
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/44	4,000	4,191
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/46	5,625	5,763
[10]	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	9,000	9,115
	Ohio Water Development Authority Water Revenue	5.000%	12/1/25	450	455
	Ohio Water Development Authority Water Revenue	5.000%	6/1/26	300	306
	Ohio Water Development Authority Water Revenue	5.000%	12/1/26	475	491
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	500	547
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	1,000	1,081
	Ohio Water Development Authority Water Revenue	5.000%	12/1/36	450	484
	Ohio Water Development Authority Water Revenue	5.000%	12/1/40	3,000	3,220
	Ohio Water Development Authority Water Revenue	5.000%	12/1/44	2,125	2,226
	Ohio Water Development Authority Water Revenue	5.000%	12/1/45	1,155	1,201
	Olentangy Local School District GO	4.000%	12/1/34	475	479
[3]	Perry Lake County Local School District COP	3.000%	12/1/34	675	610
[3]	Perry Lake County Local School District COP	3.000%	12/1/36	1,205	1,047
[3]	Perry Lake County Local School District COP	3.000%	12/1/38	1,215	1,007
	Pickerington Local School District GO	4.000%	12/1/38	1,000	983
	Pickerington Local School District GO	4.000%	12/1/39	1,000	970
	Pickerington Local School District GO	4.000%	12/1/40	1,000	964
	Pickerington Local School District GO	5.000%	12/1/53	1,000	1,018
	Pickerington Local School District GO	5.250%	12/1/59	2,000	2,058
	Polaris Career Center COP	5.000%	11/1/36	410	412
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/53	2,220	2,182
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.250%	12/1/58	1,150	1,173
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/63	4,000	3,962
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/63	4,265	4,140
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.250%	12/1/63	1,600	1,627
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	1,000	985
	Port of Greater Cincinnati Development Authority Tax Increment/Allocation Revenue (RBM Phase 3 Garage Project)	5.000%	12/1/44	1,500	1,430
	Port of Greater Cincinnati Development Authority Tax Increment/Allocation Revenue (RBM Phase 3 Garage Project)	5.125%	12/1/55	1,500	1,385
	Reynoldsburg OH GO	3.550%	12/1/42	640	552
	Reynoldsburg OH GO	3.600%	12/1/48	670	551
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	220	232
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,000	2,017
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	585	578
	Rossford Exempted Village School District (School Facilities Project) COP	5.000%	12/1/37	900	943
	Rossford Exempted Village School District (School Facilities Project) COP	4.000%	12/1/42	670	605
	Rossford Exempted Village School District (School Facilities Project) COP	4.000%	12/1/47	1,000	873
	Rossford Exempted Village School District (School Facilities Project) COP	4.125%	12/1/51	900	784
	Rossford Exempted Village School District GO	4.000%	12/1/53	2,180	1,828
	Shaker Heights City School District GO	5.250%	12/15/54	2,500	2,592
	Shaker Heights City School District GO	5.250%	12/15/59	7,695	7,971
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/29	1,400	1,445
	Sharonville OH Special Obligation Revenue	4.000%	12/1/39	550	533
	Sharonville OH Special Obligation Revenue	4.000%	12/1/40	560	539
	Sharonville OH Special Obligation Revenue	4.000%	12/1/41	550	517
	Sharonville OH Special Obligation Revenue	4.000%	12/1/42	750	698
[3]	Southeast Wayne County Local School District COP	4.000%	12/1/36	350	346
[3]	Southeast Wayne County Local School District COP	4.000%	12/1/37	350	342
	Southwest Licking Local School District GO	4.000%	11/1/34	500	501
	Southwest Licking Local School District GO	3.375%	11/1/47	120	96
	Southwest Local School District/Hamilton County GO	5.000%	1/15/30	1,295	1,349
	South-Western City School District GO	3.000%	12/1/33	30	28
	South-Western City School District GO	3.000%	12/1/34	25	23

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South-Western City School District GO	3.000%	12/1/35	145	129
	Springfield-Clark County Career Technology Center GO	5.000%	10/1/61	2,000	2,006
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/53	3,450	3,543
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/58	2,690	2,807
	Summit County Green Local School District GO	5.000%	11/1/52	4,545	4,580
	Toledo City School District GO	5.000%	12/1/54	3,000	3,072
	Toledo Lucas County Public Library GO	5.000%	12/1/47	2,475	2,534
	Toledo Lucas County Public Library GO	5.000%	12/1/54	3,000	3,037
	Toledo OH Water System Water Revenue	5.000%	11/15/37	5,040	5,300
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue (CHF-Toledo LLC-University Toledo Project)	5.000%	7/1/34	950	928
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue (CHF-Toledo LLC-University Toledo Project)	5.000%	7/1/39	950	890
	Tolles Career & Technical Center (School Facilities Project) COP	5.250%	12/1/53	1,000	1,014
	Troy OH City School District GO	5.000%	12/1/43	500	519
	Troy OH City School District GO	5.000%	12/1/44	550	570
	Troy OH City School District GO	5.000%	12/1/54	2,000	2,032
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/29	365	374
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/30	375	383
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/31	480	488
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/32	400	404
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/33	435	439
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/34	315	285
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/35	450	401
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/36	850	748
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	1,395	985
	Union County OH GO	5.000%	12/1/27	215	223
	Union County OH GO	5.000%	12/1/37	950	971
	Union County OH GO	5.000%	12/1/38	615	627
	University of Akron College & University Revenue	5.000%	1/1/30	530	568
	University of Cincinnati College & University Revenue	3.500%	6/1/32	1,230	1,203
	University of Cincinnati College & University Revenue	5.000%	6/1/36	180	186
	University of Cincinnati College & University Revenue	3.000%	6/1/39	1,530	1,266
	University of Cincinnati College & University Revenue	5.000%	6/1/39	1,070	1,137
	University of Cincinnati College & University Revenue	5.000%	6/1/41	1,180	1,236
	University of Cincinnati College & University Revenue	5.000%	6/1/49	2,000	2,041
	University of Cincinnati College & University Revenue	5.250%	6/1/49	2,350	2,439
	University of Cincinnati College & University Revenue	5.250%	6/1/54	7,750	7,995
	University of Toledo College & University Revenue	5.000%	6/1/25	600	600
	University of Toledo College & University Revenue	5.000%	6/1/26	100	102
	University of Toledo College & University Revenue	5.000%	6/1/27	100	104
	University of Toledo College & University Revenue	5.000%	6/1/29	1,250	1,292
[7]	University of Toledo College & University Revenue TOB VRDO	3.200%	6/2/25	810	810
[7]	University of Toledo College & University Revenue TOB VRDO	3.200%	6/2/25	14,050	14,050
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/33	175	179
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/34	150	153
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/36	320	323
	Upper Arlington OH Nontax Special Obligation Revenue	5.000%	12/1/46	2,590	2,636
	Upper Arlington OH Nontax Special Obligation Revenue	5.000%	12/1/55	3,000	3,042
	Valley View Local School District GO	3.000%	11/1/51	2,400	1,689
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	350	350
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	863
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	570	596
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	570	571
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	625	651
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	975
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	962
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,695	1,452
[3]	Warrensville Heights City School District GO	5.000%	12/1/34	115	115
	West Carrollton City School District GO	3.000%	12/1/39	1,125	934
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/36	475	488
	Westfall Local School District GO	4.000%	12/1/31	100	104
	Westfall Local School District GO	4.000%	12/1/33	200	205
	Westfall Local School District GO	4.000%	12/1/36	250	253
	Westfall Local School District GO	2.375%	12/1/50	425	242
	Wickliffe City School District GO	3.000%	12/1/39	400	328
	Wickliffe City School District GO	3.000%	12/1/40	215	172
	Wickliffe City School District GO	4.000%	12/1/50	3,080	2,582
	Winton Woods City School District GO	0.000%	11/1/29	885	755
	Winton Woods City School District GO	0.000%	11/1/30	1,005	816

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Winton Woods City School District GO	0.000%	11/1/31	1,020	799
	Winton Woods City School District GO	0.000%	11/1/32	1,140	843
	Worthington City School District GO	5.000%	12/1/41	2,000	2,105
	Worthington City School District GO	5.000%	12/1/43	1,370	1,426
	Worthington City School District GO	3.750%	12/1/48	1,425	1,189
	Worthington City School District GO	5.500%	12/1/54	11,000	11,536
[3]	Wright State University College & University Revenue	5.000%	5/1/28	570	600
[3]	Wright State University College & University Revenue	5.000%	5/1/29	595	635
[3]	Wright State University College & University Revenue	5.000%	5/1/30	240	259
	Wynford Local School District GO	3.750%	11/1/54	325	252
	Wyoming City School District GO	5.000%	12/1/61	10,825	10,861
[3]	Yellow Springs Exempt Village School District GO	5.250%	12/1/54	1,000	1,028
[3]	Yellow Springs Exempt Village School District GO	5.500%	12/1/60	1,000	1,039
[1]	Youngstown State University College & University Revenue	4.000%	12/15/30	250	258
[1]	Youngstown State University College & University Revenue	4.000%	12/15/31	1,160	1,192
[1]	Youngstown State University College & University Revenue	4.000%	12/15/32	1,250	1,277
					1,294,861
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,150	1,016
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/44	25	25
					1,041
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	369	370
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	3,255	3,340
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,421	2,537
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	1,513	1,618
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	418	282
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	841	809
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	670	632
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	145	134
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	200	171
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	635	651
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,350	1,381
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	750	769
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	290	293
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	253
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	35	35
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	250	214
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/47	255	242
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	696	640
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	415	352
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	676	524
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	231	163
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,773	1,654
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	92	86
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	144	46
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,000	895
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	2,684	2,518
					20,609
Total Tax-Exempt Municipal Bonds (Cost $1,408,906)					1,316,511

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/43	1,467	880
Commonwealth of Puerto Rico CVI	0.000%	11/1/51	708	434
Total Taxable Municipal Bonds (Cost $1,360)				1,314
Total Investments (99.4%) (Cost $1,410,266)				1,317,825
Other Assets and Liabilities—Net (0.6%)				8,011
Net Assets (100%)				1,325,836
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2025.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $30,253, representing 2.3% of net assets.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Securities with a value of $140 have been segregated as initial margin for open futures contracts.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Ohio Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2025	107	11,576	38

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2025	(36)	(4,178)	(61)
				(23)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
8/20/25	RBC	2,500	Buy	30-Year MMD AAA General Obligation Scale	4.480%	13	13	—
4/16/26	RBC	3,071	Buy	5-Year MMD AAA General Obligation Scale	3.500%	70	70	—
4/22/26	RBC	240	Buy	5-Year MMD AAA General Obligation Scale	3.460%	5	5	—
4/22/26	MSCS	180	Buy	5-Year MMD AAA General Obligation Scale	3.460%	4	4	—
4/23/26	JPMC	630	Buy	5-Year MMD AAA General Obligation Scale	3.380%	10	10	—
4/28/26	MSCS	400	Buy	30-Year MMD AAA General Obligation Scale	4.700%	5	5	—
4/28/26	JPMC	268	Buy	30-Year MMD AAA General Obligation Scale	4.700%	4	4	—
4/29/26	RBC	403	Buy	30-Year MMD AAA General Obligation Scale	4.650%	2	2	—
5/6/26	RBC	110	Buy	10-Year MMD AAA General Obligation Scale	3.620%	1	1	—
5/6/26	MSCS	100	Buy	10-Year MMD AAA General Obligation Scale	3.640%	1	1	—
5/19/26	RBC	176	Buy	15-Year MMD AAA General Obligation Scale	4.060%	1	1	—
5/19/26	MSCS	160	Buy	15-Year MMD AAA General Obligation Scale	4.060%	1	1	—
						117	117	—
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $1,410,266)	1,317,825
Investment in Vanguard	36
Cash	10
Receivables for Investment Securities Sold	891
Receivables for Accrued Income	20,356
Receivables for Capital Shares Issued	4,090
Variation Margin Receivable—Futures Contracts	15
Unrealized Appreciation—Over-the-Counter Swap Contracts	117
Other Assets	30
Total Assets	1,343,370
Liabilities
Payables for Investment Securities Purchased	15,603
Payables for Capital Shares Redeemed	823
Payables for Distributions	1,056
Payables to Vanguard	52
Total Liabilities	17,534
Net Assets	1,325,836
At May 31, 2025, net assets consisted of:

Paid-in Capital	1,471,271
Total Distributable Earnings (Loss)	(145,435)
Net Assets	1,325,836

Net Assets
Applicable to 117,803,604 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,325,836
Net Asset Value Per Share	$11.25

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2025
($000)
Investment Income
Income
Interest	24,090
Total Income	24,090
Expenses
The Vanguard Group—Note B
Investment Advisory Services	90
Management and Administrative	533
Marketing and Distribution	31
Custodian Fees	5
Shareholders’ Reports and Proxy Fees	16
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	682
Expenses Paid Indirectly	(4)
Net Expenses	678
Net Investment Income	23,412
Realized Net Gain (Loss)
Investment Securities Sold	(4,331)
Futures Contracts	273
Realized Net Gain (Loss)	(4,058)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(65,454)
Futures Contracts	(77)
Swap Contracts	117
Change in Unrealized Appreciation (Depreciation)	(65,414)
Net Increase (Decrease) in Net Assets Resulting from Operations	(46,060)

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	23,412	43,268
Realized Net Gain (Loss)	(4,058)	(10,013)
Change in Unrealized Appreciation (Depreciation)	(65,414)	57,515
Net Increase (Decrease) in Net Assets Resulting from Operations	(46,060)	90,770
Distributions
Total Distributions	(23,069)	(42,639)
Capital Share Transactions
Issued	169,997	198,950
Issued in Lieu of Cash Distributions	16,888	31,266
Redeemed	(126,532)	(195,892)
Net Increase (Decrease) from Capital Share Transactions	60,353	34,324
Total Increase (Decrease)	(8,776)	82,455
Net Assets
Beginning of Period	1,334,612	1,252,157
End of Period	1,325,836	1,334,612

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.86	$11.43	$11.39	$13.21	$13.29	$12.89
Investment Operations
Net Investment Income[1]	.206	.392	.362	.308	.320	.355
Net Realized and Unrealized Gain (Loss) on Investments	(.613)	.424	.036	(1.718)	.018	.488
Total from Investment Operations	(.407)	.816	.398	(1.410)	.338	.843
Distributions
Dividends from Net Investment Income	(.203)	(.386)	(.358)	(.307)	(.320)	(.354)
Distributions from Realized Capital Gains	—	—	—	(.103)	(.098)	(.089)
Total Distributions	(.203)	(.386)	(.358)	(.410)	(.418)	(.443)
Net Asset Value, End of Period	$11.25	$11.86	$11.43	$11.39	$13.21	$13.29
Total Return[2]	-3.46%	7.24%	3.56%	-10.81%	2.59%	6.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,326	$1,335	$1,252	$1,294	$1,742	$1,584
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.13%[3]	0.13%[3]	0.13%[3]	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.58%	3.35%	3.18%	2.58%	2.42%	2.73%
Portfolio Turnover Rate	10%	41%	60%	86%	43%	30%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average units outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%, 0.13%, 0.13%, and 0.13%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD rate locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD rate locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended May 31, 2025, the fund’s average amount of investments in MMD rate locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Ohio Long-Term Tax-Exempt Fund
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2025, the fund had contributed to Vanguard capital in the amount of $36,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $4,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,316,511	—	1,316,511
Taxable Municipal Bonds	—	1,314	—	1,314
Total	—	1,317,825	—	1,317,825
Derivative Financial Instruments
Assets
Futures Contracts[1]	38	—	—	38
Swap Contracts	—	117	—	117
Total	38	117	—	155
Liabilities
Futures Contracts[1]	(61)	—	—	(61)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Ohio Long-Term Tax-Exempt Fund
E.	As of May 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,410,757
Gross Unrealized Appreciation	1,927
Gross Unrealized Depreciation	(94,765)
Net Unrealized Appreciation (Depreciation)	(92,838)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2024, the fund had available capital losses totaling $50,070,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2025, the fund purchased $183,173,000 of investment securities and sold $131,055,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2025, such purchases were $22,355,000 and sales were $17,965,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	Shares (000)	Shares (000)
Issued	14,823	17,018
Issued in Lieu of Cash Distributions	1,468	2,676
Redeemed	(10,974)	(16,796)
Net Increase (Decrease) in Shares Outstanding	5,317	2,898
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q962 072025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Ohio Tax-Free Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	1,058,189,353	8,109,257	N/A	N/A
Mark Loughridge	1,056,677,762	9,620,848	N/A	N/A
Scott C. Malpass	1,057,348,940	8,949,670	N/A	N/A
John Murphy	1,057,583,682	8,714,928	N/A	N/A
Lubos Pastor	1,057,446,405	8,852,205	N/A	N/A
Rebecca Patterson	1,058,441,253	7,857,357	N/A	N/A
André F. Perold	1,056,547,056	9,751,554	N/A	N/A
Salim Ramji	1,058,195,577	8,103,033	N/A	N/A
Sarah Bloom Raskin	1,057,792,729	8,505,881	N/A	N/A
Grant Reid	1,057,554,725	8,743,885	N/A	N/A
David Thomas	1,056,672,191	9,626,418	N/A	N/A
Barbara Venneman	1,058,253,982	8,044,628	N/A	N/A
Peter F. Volanakis	1,056,844,383	9,454,227	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Ohio Long-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO Tax-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO Tax-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2025

VANGUARD OHIO Tax-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 22, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.